Other Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Other Intangible Assets and Liabilities
Other Intangible Assets and Liabilities

5. Other Intangible Assets and Liabilities

The following summarizes our identifiable intangible assets, including above/below‑market lease intangibles:

	December 31,
	2014*	2013*
Acquired in-place lease
Gross amount	$6,190,877	$5,550,920
Accumulated amortization	(1,180,347)	(545,226)
Net amount	$5,010,530	$5,005,694
Acquired above-market leases
Gross amount	$1,635,869	$893,053
Accumulated amortization	(545,351)	(287,642)
Net amount	$1,090,518	$605,411
Total Other Intangible Assets, net	$6,101,048	$5,611,105
Acquired below-market leases
Gross amount	$(10,738,683)	$(8,703,727)
Accumulated amortization	1,800,649	840,372
Total Other Intangible Liabilities, net	$(8,938,034)	$(7,863,355)

*Prior-period financial information has been retroactively adjusted for Acquisitions made under common control. See Notes 1 and  3 for additional information.

We recorded net amortization of above and below‑market lease intangibles of $702,567,  $537,144 and $229,880 as an increase to rental revenue for the years ended December 31, 2014, 2013, and 2012, respectively. We recorded amortization of in‑place lease intangibles of $640,628,  $521,165, and $289,762 as amortization expense for the years ended December 31, 2014, 2013, and 2012, respectively.

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter as of December 31, 2014 follows:

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$644,469	$254,616	$(1,067,990)
2016	622,764	191,974	(1,050,477)
2017	599,840	125,529	(1,029,837)
2018	572,787	76,169	(1,023,885)
2019	557,927	65,006	(1,005,631)
Thereafter	2,012,743	377,224	(3,760,214)
Total	$5,010,530	$1,090,518	$(8,938,034)